Capital Surplus and Retained Earnings - Details of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of reserves within equity [abstract]
Share premium	$ 5,873,743	$ 198,169	$ 6,473,471	$ 2,501,767
Share-based payment				849,482
Restricted shares	390,401	13,171	408,051	397,296
Others	7,304	247	7,304	7,304
Capital surplus	$ 6,271,448	$ 211,587	$ 6,888,826	$ 3,755,849